BUSINESS COMBINATIONS	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS

2. BUSINESS COMBINATIONS

Prior to the Acquisitions, AIAI had no substantive business operations other than activities related to the direct public listing process negotiation of the AI License Agreement, and the acquisition of the Portfolio Companies.

Among the Portfolio Companies acquired, CCCI was determined to be the Predecessor entity of AIAI based on its relative size, fair value, and strategic importance to the Company’s operations. Accordingly, periods prior to the acquisitions are presented as the historical financial statements of CCCI. AIAI’s standalone pre-acquisition operations are not separately presented because AIAI had no material assets or operations before the Acquisitions. The Successor period unaudited condensed consolidated financial statements reflect the consolidated operations of AIAI, and all acquired Portfolio Companies at their acquisition-date fair values in accordance with business combination accounting, except for Bond Street which has been recognized at historical carrying values as a transaction under common control.

Acquisitions of Portfolio Companies

On the Closing Date, AIAI completed the acquisition of 100% of the issued and outstanding equity interests of each of the following six Portfolio Companies in exchange for consideration in the form of Class A common stock of the Company, with fair value measured based on AIAI’s initial closing share price of $15.09 per share of Class A common stock as of the date of our Direct Listing as follows:

Portfolio Company	Aggregate Shares Issued		Estimated Fair Value
CCCI	15,771,515	(1)	$237,992,161
Constellation	4,757,430		71,789,619
Vanguard	455,805	(1)	6,878,093
MediGuide	2,580,000	(2)	38,932,200
AIR	2,645,346	(3)	39,918,271
Bond Street	500,000		7,545,000

(1)	This amount represents the estimated net shares issued to the sellers after deducting shares subject to the closing net indebtedness holdback.

(2)	Includes 15,000 shares of AIAI Class A common stock issued to MediGuide as reimbursement for MediGuide’s transaction expenses.

(3)	Includes an additional 145,346 shares of AIAI Class A common stock issued in exchange for AIR in addition to the shares specified in the merger agreement.

Pursuant to the terms of the acquisition agreements, each Portfolio Company continues to be operated by its existing management team. In the case of CCCI, Constellation, and Vanguard, AIAI has agreed to make certain post-closing capital contributions for working capital and capital expenditure purposes pursuant to annual budgets agreed to by the management teams of AIAI and each of the acquired companies. Such capital contributions, when made, shall be accounted for as equity transactions within the AIAI consolidated group.

Accounting Treatment

The acquisitions of the Portfolio Companies, with the exception of Bond Street, have been accounted for as business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations, with AIAI as the acquirer. Under the acquisition method, the assets acquired and liabilities assumed are recognized at their estimated fair values as of the Closing Date. Goodwill represents the excess of the purchase consideration over the estimated fair value of the net identifiable assets acquired and liabilities assumed.

The acquisition of Bond Street has been accounted for under the pooling-of-interests method as a transaction between entities under common control of the Company’s Founder, John P. Rochon. Under this method, Bond Street’s net assets have been recognized at their historical carrying values as of the Closing Date, and the excess of the fair value of AIAI equity issued over the historical cost basis of Bond Street, net assets has been recognized as an equity transaction with the Founder, rather than giving rise to goodwill.

Purchase Consideration

The estimated aggregate fair value of purchase consideration for the Portfolio Companies (excluding Bond Street) was approximately $460.7 million, of which $439.9 million was paid at closing consisting of $395.3 million in Class A common stock of the Company, and $44.6 million in pre-combination service associated with fully vested options on Class A common stock of the Company. Included in total purchase consideration paid at closing is 0.015 million shares of Class A common stock of the Company issued as reimbursement of MediGuide seller transaction expenses of $0.2 million. Remaining purchase consideration consists of contingent consideration for Vanguard, payable in Class A common stock of the Company with estimated fair value of $20.6 million, over a period of up to five years after Closing Date. Estimated fair value of shares of AIAI Class A common stock and vested options on AIAI Class A common stock exchanged as purchase consideration is based upon the initial closing price of $15.09 per share of our Class A common stock as of the date of our Direct Listing.

The calculation of estimated fair value of purchase consideration for each Business Combination is as follows (in thousands):

Component	CCCI	Constellation	AIR	MediGuide	Vanguard	Total
Fair value of AIAI Class A common stock issued in exchange for Portfolio Company equity	$237,992	$71,790	$39,918	$38,706	$6,878	$395,284
Fair value of pre-combination service on outstanding equity awards (Constellation Options)	-	44,574	-	-	-	44,574
Fair Value of AIAI Class A common stock issued as reimbursement of seller transaction costs	-	-	-	226		226
Contingent consideration liability, payable in AIAI Class A common stock					20,627	20,627
Total purchase consideration	$237,992	$116,364	$39,918	$38,932	$27,505	$460,711

Additionally, Bond Street, was acquired for approximately $7.5 million in AIAI Class A common stock, paid at the Closing Date. The acquisition of Bond Street is accounted for as a transaction between entities under common control in accordance with ASC 805-50 as Bond Street was controlled by the Founder, both before and after the transaction. Accordingly, the assets acquired and liabilities assumed were recognized at their historical carrying amounts using the pooling-of-interests method. No fair value adjustments or goodwill was recorded or recognized in connection with the acquisition of Bond Street. The difference between the fair value of the consideration transferred and the historical carrying value of the net assets received was recorded as an equity transaction within additional paid-in capital. Deferred income taxes recognized in connection with the acquisition of Bond Street, which was historically a pass-through entity for federal income tax purposes, have also been recorded through additional paid-in capital.

Preliminary Purchase Price Allocation

The following table sets forth the preliminary allocation of the estimated fair value of purchase consideration for each Business Combination to the identifiable tangible and intangible assets acquired and liabilities assumed, based on their estimated values as of the Closing Date, measured in accordance with ASC 805, Business Combinations (in thousands):

	CCCI	Constellation	AIR	MediGuide	Vanguard	Total(1)
ASSETS
Cash and cash equivalents	$12,204	$598	$4	$536	$44	$13,386
Accounts receivable	21,664	130	-	1,226	6,277	29,297
Contract assets	24,290	-	-	-	-	24,290
Due from related parties - current	-	3,290	-	-	-	3,290
Inventory	-	869	-	-	-	869
Digital assets	-	1,530	-	-	-	1,530
Restricted digital assets	-	568	-	-	-	568
Prepaid expenses and other current assets	591	22	33	2,622	-	3,268
Property and equipment	31,398	35	-	19	-	31,452
Operating lease right-of-use assets	830	-	-	-	-	830
Finance lease right-of-use assets	3,953	-	-	-	-	3,953
Intangible assets	80,927	17,508	35,753	23,919	22,710	180,817
Other non-current assets	-	4,556	-	4	-	4,560
Total assets	$175,857	$29,106	$35,790	$28,326	$29,031	$298,110
LIABILITIES
Accounts payable	$39,408	$658	-	$658	$4,371	$45,095
Accrued expenses and other current liabilities	2,396	3,057	834	958	172	7,417
Contract liabilities	8,254	-	-	-	-	8,254
Short-term debt	-	-	-	-	2,481	2,481
Due to related parties	-	-	2,594	-	283	2,877
Current portion of long-term debt	7,708	-	-	1,791	-	9,499
Operating lease obligation - current maturities	207	-	-	-	-	207
Finance lease obligation - current maturities	2,466	-	-	-	-	2,466
Deferred revenue	-	629	-	1,671	-	2,300
Long-term debt	20,138	-	-	-	-	20,138
Operating lease obligation	623	-	-	-	-	623
Finance lease obligation	1,487	-	-	-	-	1,487
Other long-term liabilities	23,467	-	6,643	3,457	4,791	38,358
Total liabilities	$106,154	$4,344	$10,071	$8,535	$12,098	$141,202
Identifiable net assets acquired	69,703	24,762	25,719	19,791	16,933	156,908
Goodwill	168,289	91,602	14,199	19,141	10,572	303,803
Purchase consideration	$237,992	$116,364	$39,918	$38,932	$27,505	$460,711

(1)	Excludes acquired assets and liabilities associated with Bond Street, which was acquired in a transaction under common control with AIAI, as discussed above.

The preliminary purchase price allocation includes the tax effects of fair value adjustments to acquired assets and assumed liabilities, including identifiable intangible assets. Accordingly, deferred tax assets and liabilities were recognized for differences between the assigned fair values and the corresponding tax bases of such assets and liabilities. These amounts remain subject to refinement during the measurement period. The purchase price allocation remains preliminary and is subject to change during the measurement period, not to exceed one year from the Closing Date.

The Company incurred acquisition related expenses, which primarily consisted of transaction fees and legal, accounting and other professional services that are included in the accompanying unaudited condensed consolidated statement of operations within Acquisition and related costs. Approximately $15.1 million were contingent upon closing of the transaction have been expensed as incurred and included in the period from May 7, 2026 to June 30, 2026 (Successor).

Common Control Acquisition of Bond Street

As discussed above, Bond Street was acquired through a transaction with an affiliated entity under common control and accordingly, assets and liabilities transferred by the affiliated entity have been recognized at their historical cost basis, consistent with the pooling-of-interests method under ASC 805-50. Below is a summary of the initial carrying values of Bond Street net assets recognized as of the Closing Date (in thousands):

Assets acquired
Cash and cash equivalents	$82
Accounts receivable	375
Inventory	354
Prepaid expenses and other current assets	9
Property and equipment, net	14
Goodwill	1,403
Total assets acquired	$2,237
Less: liabilities assumed
Accounts payable	$224
Accrued expenses and other current liabilities	70
Deferred revenue	29
Long-term debt	48
Net assets acquired	$1,866

The unaudited condensed consolidated statements of operations include revenue of $39.1 million and a net pre-tax loss of $6.1 million attributable to the operations of the Acquisitions for period from May 7, 2026 through June 30, 2026 (Successor). All revenue and net loss reported within the Predecessor periods is associated with historical operations of CCCI.

The following tables present pro forma revenues and net income as though the Acquisitions had occurred on January 1, 2025 (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Pro forma revenues	$61,469	$70,063	$124,451	$137,621
Pro forma net loss	(58,647)	(23,000)	(89,695)	(42,543)

Pro forma financial information is presented as if the operations of the Acquisitions had been included in the consolidated results of the Company since January 1, 2025 and gives effect to transactions that are directly attributable to the Acquisitions, including adjustments to:

●	include the pro forma results of operations of the Acquisitions for the three- and six-months ended June 30, 2026 and 2025

●	include additional depreciation and amortization expense related to the fair value of acquired property and equipment and intangibles, as applicable, as if such assets were acquired on January 1, 2025 and consistently applied to the Company’s depreciation and amortization methodologies

●	include income tax effects as if the Company were subject to federal and state incomes throughout the reporting period

Identifiable Intangible Assets

The following table summarizes the preliminary fair values and estimated useful lives of identifiable intangible assets acquired (in thousands):

	Useful Life (years)	CCCI	Constellation	AIR	MediGuide	Vanguard	Total
Intangible assets:
Customer relationships	14-25	$65,539	$1,297	$-	$17,875	$-	$84,711
Customer backlog	1	2,135	-	-	-	-	2,135
Trademarks and domain names	6 - 7	13,253	1,528	-	3,494	4,345	22,620
Partner relationships	13	-	-	-	-	17,671	17,671
Software	3 - 7	-	14,683	-	2,550	694	17,927
Acquired technology	5	-	-	35,753	-	-	35,753
Total acquired intangible assets		$80,927	$17,508	$35,753	$23,919	$22,710	$180,817

In connection with the Business Combinations, the Company recognized trademarks and domain names, acquired technology, customer relationships, partner relationships, customer backlog, and software with an aggregate fair value of approximately $180.8 million. The fair values of identifiable intangible assets were determined using valuation methodologies under the income approach and cost approach, as appropriate for the underlying asset, including the relief-from-royalty method, the multi-period excess earnings method (MPEEM), and the replacement cost method. The identifiable intangible assets have finite useful lives and are being amortized on a straight-line basis over their estimated useful lives, which range from 1 to 25 years, determined on an asset-by-asset basis considering the period over which each asset is expected to contribute to future cash flows.

Goodwill

Goodwill represents the excess of the preliminary estimated purchase consideration for Portfolio Companies other than Bond Street over the estimated fair value of the underlying net assets acquired with respect to those Portfolio Companies. The excess of the fair value of AIAI equity issued in exchange for Bond Street and the historical cost basis of Bond Street net assets does not give rise to goodwill as this transaction is deemed to be an equity contribution from an owner rather than a business combination. As such, Bond Street net assets have been recognized based upon their historical carrying values, inclusive of goodwill recognized upon historical acquisition of Bond Street by the common control group.

Goodwill of approximately $303.8 million arising from the Business Combinations is primarily attributable to expected synergies from the integration of the Company’s licensed AI technology into the operations of the Portfolio Companies, the assembled workforce of the Portfolio Companies, and other factors. Goodwill recognized in the acquisitions is not expected to be deductible for income tax purposes.

Predecessor / Successor Presentation

As CCCI is the designated Predecessor, the historical financial statements presented for the pre-acquisition periods reflect CCCI’s operations on a historical cost basis. The Successor period unaudited condensed consolidated financial statements reflect the consolidated operations of AIAI, inclusive of all Portfolio Companies, from the Closing Date forward. Successor period results reflect impacts of purchase accounting adjustments recorded in accordance with ASC 805, Business Combinations, for CCCI and the other Portfolio Companies other than Bond Street.